4. Convertible Notes: Schedule of Carrying Value of Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Carrying Value of Convertible Notes
	December 31, 2014	December 31, 2013
Face amount of the notes	$0	$185,046
Less unamortized discount	0	(91,066)
Carrying Value	$0	$93,980